I represent that I am authorized to submit this Form and that all information in this Form and the attachments to it is true, correct and complete, and I understand that all required items, statements and schedules are integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities and Exchange Act of 1934.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 4801
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             2-11-99
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                68
Form 13F Information Table Value Total:          $114,889
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                          AS OF DATE: DECEMBER 31, 1998

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-  SH SOLE   SHARED     NONE
D Autodesk Inc.                  OTC IS           052769106     1281    30000 SH       SOLE                  30000        0        0
D Agouron Pharmaceuticals Inc    OTC IS           008488108     2350    40000 SH       SOLE                  40000        0        0
D Standard Aotumotive            COM              853097103      978   115100 SH       SOLE                 115100        0        0
D Allou Health & Beauty Care     COM              019782101      215    20000 SH       SOLE                  20000        0        0
D Chancellor Media               OTC IS           158915108     1711    35000 SH       SOLE                  35000        0        0
D AMR Corp. Del-w/rts            COM              001765106     1188    20000 SH       SOLE                  20000        0        0
D AnnTaylor Stores Corp          COM              036115103      670    17000 SH       SOLE                  17000        0        0
D Alza Corp                      COM              022615108     2090    40000 SH       SOLE                  40000        0        0
D Boeing Co                      COM              097023105      245     7500 SH       SOLE                   7500        0        0
D BankAmerica Corp               COM              06605F102      902    15000 SH       SOLE                  15000        0        0
D Borders Group Inc.             COM              099709107     2940   117900 SH       SOLE                 117900        0        0
D Anhauser Busch Companies       COM              035229103     3117    47500 SH       SOLE                  47500        0        0
D Continental Airlines Inc.-B    COM              210795308     1340    40000 SH       SOLE                  40000        0        0
D Cambridge Technology Partners  COM              132524109     1106    50000 SH       SOLE                  50000        0        0
D Chevron Corp                   COM              166751107      207     2500 SH       SOLE                   2500        0        0
D Claires Stores Inc.            COM              179584107      718    35000 SH       SOLE                  35000        0        0
D Computer literacy Inc.         OTC IS           20520N108      269    20000 SH       SOLE                  20000        0        0
D Centocor Inc                   OTC IS           152342101     1128    25000 SH       SOLE                  25000        0        0
D 3 Com Corp.                    OTC IS           885535104     1344    30000 SH       SOLE                  30000        0        0
D Compaq Computer Corp           COM              204493100     1386    33000 SH       SOLE                  33000        0        0
D CompUSA Inc.                   COM              204932107     1306   100000 SH       SOLE                 100000        0        0
D Donaldson Lfkin & Jenrett      COM              257661108     1640    40000 SH       SOLE                  40000        0        0
D Enron Oil & Gas Co.            COM              293562104      173    10000 SH       SOLE                  10000        0        0
D Federated department stores    COM              31410H101     2178    50000 SH       SOLE                  50000        0        0
D Fort James Corporation         COM              347471104      600    15000 SH       SOLE                  15000        0        0
D R & B Falcon Corp.             COM              74912E101      756   100000 SH       SOLE                 100000        0        0
D Fleet Financial Group Inc.     COM              338915101     1341    30000 SH       SOLE                  30000        0        0
D Fore Systems Inc.              OTC IS           345449102     1670    91200 SH       SOLE                  91200        0        0
D Global Crossing Ltd.           OTC IS           G3921A100     3159    70000 SH       SOLE                  70000        0        0
D Georgia Pacific Corp w/rts     COM              373298108      878    15000 SH       SOLE                  15000        0        0
D Halliburton Co.                COM              406216101     1185    40000 SH       SOLE                  40000        0        0
D Hutchinson Technology Inc.     OTC IS           448407106      534    15000 SH       SOLE                  15000        0        0
D Hewlett Packard Co.            COM              428236103     2733    40000 SH       SOLE                  40000        0        0
D Idec Pharmaceuticals Corp.     OTC IS           449370105     2660    56600 SH       SOLE                  56600        0        0
D Igen Inc.                      OTC IS           449536101      919    30000 SH       SOLE                  30000        0        0
D Infinity Broadcasting Corp.    COM              45662S102     1095    40000 SH       SOLE                  40000        0        0
D Ingersoll Rand Co.             COM              456866102     2363    50000 SH       SOLE                  50000        0        0
D Lehman brothers Holdings       COM              524908100     1542    35000 SH       SOLE                  35000        0        0
D Mellon Bank Corp.              COM              585509102     2063    30000 SH       SOLE                  30000        0        0
D Monsanto Co. w/rts to pur      COM              611662107      238     5000 SH       SOLE                   5000        0        0
D Micron Electronics Inc.        OTC IS           595100108      433    25000 SH       SOLE                  25000        0        0
D National Media Corp.           COM              636919102      321    30000 SH       SOLE                  30000        0        0
D Banc One Corp.                 COM              06423A103      511    10000 SH       SOLE                  10000        0        0
D Oxford Health Plans Inc.       OTC IS           691471106     1488   100000 SH       SOLE                 100000        0        0
D Pepsico Inc-North Carolin      COM              713448108     1226    30000 SH       SOLE                  30000        0        0
D First USA-Paymentech Inc.      COM              704384106     1991   105500 SH       SOLE                 105500        0        0
D Paine Webber Group Inc.        COM              695629105      386    10000 SH       SOLE                  10000        0        0
D Read Rite Corp.                OTC IS           755246105     1256    85000 SH       SOLE                  85000        0        0
D ***Royal Olympic Cruise        OTC IS           780636106      683   202500 SH       SOLE                 202500        0        0
D Sequus Pharmaceuticals         OTC IS           817471105      405    20000 SH       SOLE                  20000        0        0
D S3 Inc.                        OTC IS           784849101      110    15000 SH       SOLE                  15000        0        0
D Saks Inc.                      COM              79377W108      789    25000 SH       SOLE                  25000        0        0
D ***Schlumberger Ltd            COM              806857108     1391    30000 SH       SOLE                  30000        0        0
D Sequent Computer Systems       OTC IS           817338106      181    15000 SH       SOLE                  15000        0        0
D Symantec Corp.                 OTC IS           871503108     1470    67600 SH       SOLE                  67600        0        0
D AT&T Corp                      COM              001957109     4734    62500 SH       SOLE                  62500        0        0
D Tel-Save Holdings              OTC IS           879176105    31199  1862600 SH       SOLE                1862600        0        0
D Ticketmaster-Online Cty-Search OTC IS           88633P203      280     5000 SH       SOLE                   5000        0        0
D Texaco Inc.                    COM              881694103      530    10000 SH       SOLE                  10000        0        0
D Texas Biotechnology Corp.      COM              88221T104      153    31000 SH       SOLE                  31000        0        0
D USWeb Corp.                    OTC IS           917327108      528    20000 SH       SOLE                  20000        0        0
D Vanguard Tech Ser Prf B                                       1100  2707549 SH       SOLE                2707549        0        0
D Wendys Intl. Inc.              COM              950590109     2399   110000 SH       SOLE                 110000        0        0
D Warner Lambert Co.             COM              934488107     3684    49000 SH       SOLE                  49000        0        0
D Willamette Industries Inc.     COM              969133107      503    15000 SH       SOLE                  15000        0        0
D Wet Seal Inc. Cl A             OTC IS           961840105      906    30000 SH       SOLE                  30000        0        0
D Wolverine World Wide Inc.      COM              978097103      331    25000 SH       SOLE                  25000        0        0
D Excite Inc.                    OTC IS           300904109     1683    40000 SH       SOLE                  40000        0        0
S REPORT SUMMARY                 68 DATA RECORDS             114,889            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED